Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Components of the provision for income taxes

(in millions)	2010	2009	2008
Current Provision:
Federal	$2,524	$1,924	$1,564
State and local	180	78	145

Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)

Total provision for income taxes	$2,749	$1,986	$1,647

Reconciliation of the tax provision at the U.S. Federal Statutory Rate

(in millions, except percentages)	2010		2009		2008
Tax provision at the U.S. federal statutory rate	$2,584	35.0%	$2,033	35.0%	$1,618	35.0%
State income taxes, net of federal benefit	129	1.7	66	1.1	106	2.2
Settlement of state exams, net of federal benefit	(3)	0	(40)	(0.7)	(12)	(0.2)
Tax-exempt investment income	(65)	(0.9)	(70)	(1.2)	(69)	(1.5)
Non-deductible compensation	64	0.9	0	0	0	0
Other, net	40	0.5	(3)	0	4	0.1

Provision for income taxes	$2,749	37.2%	$1,986	34.2%	$1,647	35.6%

Components of deferred income tax assets and liabilities

(in millions)	2010	2009
Deferred income tax assets:
Share-based compensation	$385	$419
Net operating loss carryforwards	285	206
Accrued expenses and allowances	233	201
Long term liabilities	147	164
Medical costs payable and other policy liabilities	102	218
Unearned revenues	78	58
Unrecognized tax benefits	62	55
Other	215	190

Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)

Total deferred income tax assets	$1,260	$1,313

Deferred income tax liabilities:
Intangible assets	$(1,104)	$(890)
Capitalized software development	(450)	(449)
Net unrealized gains on investments	(161)	(163)
Depreciation and amortization	(140)	(80)
Prepaid expenses	(92)	(90)

Total deferred income tax liabilities	(1,947)	(1,672)

Net deferred income tax liabilities	$(687)	$(359)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(in millions)	2010	2009
Gross unrecognized tax benefits, beginning of period	$220	$340
Gross increases:
Current year tax positions	13	10
Prior year tax positions	30	11
Gross decreases:
Prior year tax positions	0	(62)
Settlements	0	(61)
Statute of limitations lapses	(43)	(18)

Gross unrecognized tax benefits, end of period	$220	$220